Offerings - Offering: 1	Jun. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	35.815
Maximum Aggregate Offering Price	$ 322,335,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 49,349.49
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 to which this exhibit relates shall also cover any additional shares of the common stock, $0.00001 par value (the "Common Stock"), of Juniper Networks, Inc. that become issuable under the 2015 Equity Incentive Plan, as amended and restated (the "Plan"), by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of common stock. (1b) Amount registered represents 9,000,000 additional shares of Common Stock reserved for future issuance under the Plan. (1c) Proposed maximum offering price per unit estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act based on the average of the high and low sales price of a share of Common Stock as reported on the New York Stock Exchange on June 10, 2025.